RELATED PARTY TRANSACTIONS (Commission, advertising, bad debt provision and other expenses) (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses		¥ 15,815,933	¥ 50,146,498	¥ 89,329,551
Expedia and its affiliates [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	[1]		¥ 98	¥ 14,827,775
Ctrip and its affiliates [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	[2]	¥ 7,377,809
Tencent and its affiliates [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	[3]	5,701,053	¥ 1,398,505	¥ 5,281,854
Qunar and its affiliates [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses	[4]	2,414,967	45,348,211	63,171,034
Others [Member]
Related Party Transaction [Line Items]
Commission, advertising, bad debt provision and other expenses		¥ 322,104	¥ 3,399,684	¥ 6,048,888

[1]	The Group entered into a series of collaboration agreements with Expedia and its affiliates for cooperation in the accommodation reservation business, transportation ticketing business and advertising services. Pursuant to these agreements, the Group was entitled (1) to receive revenue sharing from Expedia and its affiliates for accommodation reservation business and transportation ticketing business; (2) to earn revenue for the advertising services rendered to Expedia and its affiliates; and (3) to receive payments from Expedia in return for the Group's waiver of certain non-competition covenants of Expedia. As described in Note 1, on May 22, 2015, Expedia sold all of its equity interest in the Group to the Purchasers. Upon the completion of this transaction, all designees of Expedia resigned from the board of directors of the Company. As a result, Expedia and its affiliates ceased to be related parties of the Group.
[2]	Beginning when C-Travel became a shareholder of the Company in May 2015, the Company entered into a series of business collaboration agreements with affiliates of Ctrip pursuant to which (1) the Company distributes travel products provided by Ctrip's affiliates and receives a share of the Ctrip affiliates' commissions for the travel products; and (2) Ctrip distributes travel products provided by the Company and receives a share of the Company's commissions for the travel products.
[3]	The Group has entered into a series of commercial agreements with Tencent and its affiliates, including for the sale of the Group's hotel inventory on Tencent's e-commerce platform, advertising on Tencent's search engine and other online properties, payment processing on Tencent's payment process platform and marketing cooperation. The majority of the amount due from Tencent and its affiliates represents the balances paid online by customers but held by Tencent's e-commerce platform, which were in transition to the Group's bank accounts as of December 31, 2014 and 2015, respectively.
[4]	Under a cooperation agreement entered into in September 2010, and subsequently amended, the Group provides a private-label website and pays commissions to Jiuyou. In December 2014, the Group recorded an impairment charge for its investment in Jiuyou and recorded RMB10,500,000 bad debt provision for the advance to Jiuyou. The probable credit loss was included in “general and administrative” in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2014. As stated in Note 3, upon the completion of the transfer of Jiuyou's shares in February 2015, Jiuyou ceased to be a related party of the Group.